PROVISIONS - Narrative (Details) - Environmental rehabilitation $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Increase in other provisions	$ (121)	$ 3
Discount rate change (as percent)		1.00%
Expected decrease in other provisions with 1% increase in discount rate		$ (374)
Expected increase in other provisions with 1% decrease in discount rate		$ 0
Discount rate applied to cash flow projections	0.00%	0.00%